UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5047

Tax-Free Fund of Colorado
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments.

TAX-FREE FUND OF COLORADO
SCHEDULE OF INVESTMENTS
March 31, 2011
(unaudited)

Principal Amount	General Obligation Bonds (23.0%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	City & County (0.0%)

	Metropolitan District (6.2%)

	Arapahoe, Colorado Park & Recreation District
$1,070,000	5.000%, 12/01/17 NPFG Insured	A1/NR/NR	$1,094,514

	Denver, Colorado International Business Center Metropolitan District No.1, Refunding
2,090,000	5.125%, 12/01/25	NR/BBB+/NR	1,961,632

	Foothills, Colorado Park & Recreational District
1,325,000	5.000%, 12/01/13 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,366,022

	Fraser Valley, Colorado Metropolitan Recreational District
1,875,000	5.000%, 12/01/25	NR/A/NR	1,926,131

	Heather Gardens, Colorado Metropolitan District
1,000,000	4.750%, 12/01/26	A3/NR/NR	965,640

	Hyland Hills Metro Park & Recreation District, Colorado Special Revenue Refunding & Improvement
875,000	4.375%, 12/15/26 ACA Insured	NR/NR/NR*	704,060

	Lincoln Park, Colorado Metropolitan District, Refunding & Improvement
1,535,000	5.625%, 12/01/20	NR/BBB-/NR	1,512,988

	Poudre Tech Metropolitan District, Colorado Unlimited Property Tax Supported Revenue Refunding & Improvement, Series B
1,990,000	5.000%, 12/01/28 AGMC Insured	NR/AA+/NR	2,134,792

	Stonegate Village Metropolitan District, Colorado Refunding & Improvement
500,000	5.000%, 12/01/23 NPFG Insured	Baa1/A-/NR	508,835
900,000	5.000%, 12/01/24 NPFG Insured	Baa1/A-/NR	916,794

	North Metro Fire Rescue District, Colorado
1,200,000	4.625%, 12/01/20 AMBAC Insured	NR/AA/NR	1,264,260

	Park Creek Metropolitan District, Colorado Revenue Refunding & Improvement - Senior Property Tax Support
2,000,000	5.500%, 12/01/21 AGMC Insured	NR/AA+/BBB+	2,138,980

	Total Metropolitan District		16,494,648

	School Districts (16.8%)

	Adams & Arapahoe Counties, Colorado Joint School District #28J
2,500,000	5.500%, 12/01/23	Aa2/AA-/NR	2,765,900

	Adams & Weld Counties, Colorado School District #27J
1,000,000	5.375%, 12/01/26 NPFG Insured	Aa2/AA-/NR	1,068,930

	Adams County, Colorado School District #12 (Adams 12 Five Star Schools)
1,170,000	5.000%, 12/15/12 NPFG Insured	Aa2/AA-/NR	1,204,609
830,000	5.000%, 12/15/12 NPFG Insured Pre-Refunded	Aa3/AAA/AAA	857,216

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.250%, 12/01/21 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,077,520

	Boulder Larimer & Weld Counties, Colorado
1,260,000	5.000%, 12/15/26 AGMC Insured	Aa2/AA+/NR	1,318,955
1,500,000	5.000%, 12/15/28	Aa2/AA-/NR	1,587,210

	Clear Creek, Colorado School District
1,000,000	5.000%, 12/01/16 AGMC Insured	Aa3/AA+/NR	1,057,340

	Denver, Colorado City & County School District No. 1
3,000,000	5.250%, 12/01/27	Aa2/AA-/NR	3,172,980
1,000,000	5.000%, 12/01/28 Series A	Aa2/AA-/NR	1,034,450

	Denver, Colorado City & County School District No. 1
3,000,000	3.000%, 12/01/23 Series C	Aa2/AA-/NR	2,762,490

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties
1,320,000	3.500%, 12/15/23	Aa2/NR/AA	1,289,468

	El Paso County, Colorado School District #20
1,500,000	5.000%, 12/15/14 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,612,680
1,085,000	5.500%, 12/15/23 NPFG Insured Pre-Refunded	Aa2/NR/NR	1,218,791

	El Paso County, Colorado School District #20
1,500,000	4.500%, 12/15/25 AGMC Insured	Aa2/NR/NR	1,513,725

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,026,787

	El Paso County, Colorado School District #49
1,000,000	5.250%, 12/01/14 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,032,590

	Garfield County, Colorado School District
1,250,000	5.000%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/NR/NR	1,341,750

	Gunnison Watershed, Colorado School District
1,025,000	5.250%, 12/01/26	Aa2/AA-/NR	1,077,644

	Jefferson County, Colorado School District #R-001
3,000,000	5.250%, 12/15/25 AGMC Insured	Aa2/AA+/NR	3,200,130

	La Plata County, Colorado School District #9
1,500,000	5.000%, 11/01/18 NPFG Insured Pre-Refunded	NR/NR/NR*	1,606,065

	Pueblo County, Colorado School District #70
1,000,000	5.000%, 12/01/15 NPFG Insured	Aa2/AA-/NR	1,019,280
3,440,000	5.000%, 12/01/16 NPFG Insured	Aa2/AA-/NR	3,498,411

	Teller County, Colorado School District #2 Woodland Park
1,265,000	5.000%, 12/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,436,408

	Weld County, Colorado School District #2
1,315,000	5.000%, 12/01/15 AGMC Insured	Aa2/AA+/NR	1,375,372

	Weld County, Colorado School District #6
1,195,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,231,997

	Weld County, Colorado School District #8
1,115,000	5.000%, 12/01/15 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,197,811
1,385,000	5.250%, 12/01/17 AGMC Insured Pre-Refunded	Aa2/AA+/NR	1,493,556

	Total School Districts		45,080,065

	Total General Obligation Bonds		61,574,713

	Revenue Bonds (75.6%)

	Airport (3.6%)

	Denver, Colorado City & County Airport Revenue System, Series A
1,210,000	5.250%, 11/15/28	A1/A+/A+	1,241,109
3,000,000	5.250%, 11/15/29	A1/A+/A+	3,058,110

	Denver, Colorado City & County Airport Revenue System, Series A Refunding
4,340,000	5.000%, 11/15/24	A1/A+/A+	4,459,827

	Walker Field, Colorado Public Airport Authority Airport Revenue
1,000,000	5.000%, 12/01/22	Baa2/NR/NR	946,610

	Total Airport		9,705,656

	Electric (3.5%)

	Colorado Springs, Colorado Utilities Revenue
1,660,000	5.000%, 11/15/17 Pre-Refunded	Aa2/AA/NR	1,781,661

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
2,000,000	4.750%, 11/15/27	Aa2/AA/AA	2,043,880

	Colorado Springs, Colorado Utilities Revenue, Refunding Series A-1
2,000,000	4.000%, 11/15/26	Aa2/AA/AA	1,912,600
1,000,000	4.000%, 11/15/27	Aa2/AA/AA	938,210

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
1,285,000	5.250%, 11/15/23	Aa2/AA/AA	1,407,101

	Colorado Springs, Colorado Utilities Revenue Subordinated Lien Improvement Series B
1,160,000	5.000%, 11/15/23	Aa2/AA/AA	1,204,532

	Total Electric		9,287,984

	Higher Education (22.4%)

	Adams State College, Colorado Auxiliary Facilities Revenue Improvement Series A
1,000,000	5.200%, 05/15/27	Aa2/AA-/NR	1,036,760

	Adams State College, Colorado Auxiliary Facilities Revenue Refunding, Series B
3,000,000	4.500%, 05/15/29	Aa2/AA-/NR	2,884,740

	Boulder, Colorado Development Revenue UCAR
1,880,000	5.000%, 09/01/27 NPFG Insured	A2/A+/NR	1,884,963

	Colorado Educational & Cultural Facility Authority, Johnson & Wales
860,000	5.000%, 04/01/18 Syncora Guarantee, Inc. Insured	NR/NR/NR*	867,276

	Colorado Educational & Cultural Facility Authority, Regis University Project
1,695,000	5.000%, 06/01/24 Radian Insured Pre-Refunded	NR/BBB/NR	1,899,434

	Colorado Educational & Cultural Facility Authority, Student Housing - Campus Village Apartments Refunding
2,935,000	5.375%, 06/01/28	NR/A/NR	2,843,692

	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
1,700,000	5.000%, 09/01/22	A2/A+/NR	1,771,145
1,635,000	5.000%, 09/01/28	A2/A+/NR	1,619,925

	Colorado Educational & Cultural Facility Authority, University of Colorado Foundation Project
2,110,000	5.000%, 07/01/17 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,223,581
1,865,000	5.375%, 07/01/18 AMBAC Insured Pre-Refunded	NR/NR/NR*	1,974,009

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,047,470

	Colorado Educational & Cultural Facility Authority Revenue Refunding, University of Denver Project, Series B
3,085,000	5.000%, 03/01/22 NPFG-FGIC Insured	A1/A+/NR	3,172,614

	Colorado Educational & Cultural Facility Authority, University of Denver Project, Series B Refunding
3,620,000	5.250%, 03/01/23 NPFG Insured	A1/A+/AA	3,738,012

	Colorado Mountain Jr. College District Student Housing Facilities Enterprise Revenue
1,000,000	4.500%, 06/01/18 NPFG Insured	Baa1/BBB/NR	1,014,100
1,825,000	5.000%, 06/01/23 NPFG Insured	Baa1/BBB/NR	1,826,351

	Colorado School of Mines Enterprise Revenue Refunding & Improvement
1,455,000	5.000%, 12/01/24	Aa2/AA-/NR	1,516,896

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
425,000	5.000%, 03/01/17 Pre-Refunded	Aa3/NR/NR	460,292

	Colorado State Board of Governors University Enterprise System, Series A, Refunding and Improvement
1,105,000	5.000%, 03/01/17 AMBAC Insured	Aa3/NR/NR	1,155,012

	Colorado State Board of Governors University Enterprise System, Series A
930,000	5.000%, 03/01/28 AGMC Insured	Aa3/AA+/NR	952,859

	Colorado State COP University of Colorado at Denver Health Sciences Center Fitzsimons Academic Projects Series B
3,135,000	5.250%, 11/01/25 NPFG Pre-Refunded	Baa1/AA-/NR	3,649,579

	Mesa State College, Colorado Auxiliary Facilities Enterprise
1,000,000	5.000%, 05/15/20 Syncora Guarantee, Inc. Insured	A2/NR/NR	1,008,820

	Mesa State College, Colorado Auxiliary Facilities Enterprise
2,000,000	5.700%, 05/15/26 Pre-Refunded	Aa3/AA-/NR	2,432,580

	University of Colorado Enterprise System
1,000,000	5.000%, 06/01/11	Aa2/AA-/NR	1,007,140
2,325,000	5.000%, 06/01/15 AMBAC Insured Pre-Refunded	Aa2/AA-/NR	2,447,342
1,735,000	5.000%, 06/01/16 Pre-Refunded	Aa2/AA-/AAA	1,893,145
1,000,000	5.250%, 06/01/17 NPFG Insured Pre-Refunded	Aa2/AA-/NR	1,096,480
2,000,000	5.000%, 06/01/27	Aa2/AA-/AA+	2,075,820

	University of Colorado Enterprise System Revenue, Refunding, Series B
1,680,000	4.000%, 06/01/23	Aa2/AA-/AA+	1,679,933

	University of Colorado Enterprise System Revenue, Refunding & Improvement
3,905,000	5.000%, 06/01/24 NPFG Insured	Aa2/AA-/AA+	4,100,211

	University of Northern Colorado Auxiliary Facilities
1,390,000	5.000%, 06/01/15 AMBAC Insured	A1/A/NR	1,396,102

	University of Northern Colorado Revenue Refunding
1,000,000	5.000%, 06/01/24 AGMC Insured	Aa3/AA+/NR	1,019,460

	Western State College, Colorado Institutional Enterprise Revenue, Series A
1,160,000	5.000%, 05/15/24 State Higher Education Intercept Program Insured	Aa2/AA-/NR	1,208,186

	Western State College, Colorado Revenue
1,020,000	5.000%, 05/15/27 State Higher Ed. Intercept Program Insured	Aa2/AA-/NR	1,054,986

	Total Higher Education		59,958,915

	Hospital (10.8%)

	Colorado Health Facility Authority Hospital Revenue, Adventist Health/Sunbelt, Refunding
2,500,000	5.125%, 11/15/29	Aa3/AA-/AA-	2,454,300

	Colorado Health Facility Authority Hospital Revenue, Catholic Health
1,000,000	4.750%, 09/01/25 AGMC Insured	Aa2/AA+/AA	996,860

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,575,000	5.250%, 06/01/19	A3/A-/NR	1,604,768

	Colorado Health Facility Authority Hospital Revenue, Evangelical Lutheran Project Refunding
1,000,000	5.250%, 06/01/21	A3/A-/NR	996,040
2,000,000	5.250%, 06/01/24	A3/A-/NR	1,933,480

	Colorado Health Facility Authority Hospital Revenue, NCMC, Inc., Project
2,000,000	5.250%, 05/15/26 Series A AGMC Insured	NR/AA+/AA+	2,046,280

	Colorado Health Facility Authority Hospital Revenue, Poudre Valley Health Care Series F Refunding
4,760,000	5.000%, 03/01/25	A2/A/NR	4,575,217

	Colorado Health Facility Authority Hospital Revenue Refunding, Catholic Health, Series A
2,000,000	5.250%, 07/01/24	Aa2/AA/AA	2,068,760

	Colorado Health Facility Authority Hospital Revenue, Valley View Hospital Association, Refunding
1,500,000	5.500%, 05/15/28	NR/BBB/NR	1,388,625

	Colorado Health Facility Authority Revenue, Catholic Health Initiatives, Series D
2,000,000	5.000%, 10/01/16	Aa2/AA/AA	2,232,120
1,000,000	6.000%, 10/01/23	Aa2/AA/AA	1,082,580

	Colorado Health Facility Authority Revenue, Sisters Leavenworth, Refunding
3,000,000	5.250%, 01/01/25	Aa3/AA/AA	3,043,860

	Denver, Colorado Health & Hospital Authority Healthcare, Revenue Series A Refunding
2,000,000	5.000%, 12/01/18	NR/BBB/BBB+	1,967,440
1,500,000	5.000%, 12/01/19	NR/BBB/BBB+	1,444,785

	Park Hospital District Larimer County, Colorado Limited Tax Revenue
1,010,000	4.500%, 01/01/21 AGMC Insured	Aa3/AA+/NR	988,275

	Total Hospital		28,823,390

	Housing (1.7%)

	Colorado Housing & Finance Authority
190,000	6.050%, 10/01/16 Series 1999A3	Aa2/NR/NR	199,340
5,000	6.125%, 11/01/23 Series 1998D3	Aa2/NR/NR	5,265

	Colorado Housing & Finance Authority, Single Family Program Refunding
55,000	5.000%, 08/01/13 Series 2001 Series B	A1/A+/NR	54,767

	Colorado Housing Finance Authority, Single Family Mortgage
10,000	5.700%, 10/01/22 Series 2000C3	Aa2/AA/NR	10,535

	Colorado Housing & Finance Authority, Single Family Mortgage Class II
850,000	5.500%, 11/01/29	Aaa/AAA/NR	872,066

	Colorado Housing Finance Authority, Single Family Mortgage Class III Series A-5
2,495,000	5.000%, 11/01/34	A1/A+/NR	2,447,620

	Colorado Housing Finance Authority, Single Family Mortgage Subordinated
25,000	5.400%, 10/01/12 Series 2000D	A1/A+/NR	25,171

	Colorado Housing and Finance Authority, Multi-Family Project C1-II Series A-2
885,000	5.400%, 10/01/29	Aa2/AA/NR	891,841

	Total Housing		4,506,605

	Lease (18.2%)

	Adams 12 Five Star Schools, Colorado COP
1,770,000	4.625%, 12/01/24	Aa3/A+/NR	1,746,105
500,000	5.000%, 12/01/25	Aa3/A+/NR	505,990

	Adams County, Colorado Corrections Facility COP, Series B
1,600,000	5.000%, 12/01/26	Aa2/AA/NR	1,635,632
1,200,000	5.125%, 12/01/27	Aa2/AA/NR	1,229,292

	Aurora, Colorado COP, Refunding
1,500,000	5.000%, 12/01/26 Series A	Aa2/AA-/NR	1,542,360

	Brighton, Colorado COP Refunding
1,865,000	5.000%, 12/01/24 Series A AGMC Insured	Aa3/AA+/NR	1,910,823

	Broomfield, Colorado COP
2,000,000	4.500%, 12/01/28	Aa3/NR/NR	1,917,480

	Colorado Educational & Cultural Facilities Authority Revenue, Aurora Academy Project
1,255,000	5.250%, 02/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,196,228

	Colorado Educational & Cultural Facilities Authority Revenue, Ave Maria School Project Refunding
1,000,000	4.850%, 12/01/25 Radian Insured	NR/NR/NR*	856,490

	Colorado Educational & Cultural Facilities Authority Revenue, Charter School - James, Refunding & Improvement
3,000,000	5.000%, 08/01/27 CIFG Insured	NR/A/NR	2,880,120

	Colorado Educational & Cultural Facilities Authority Revenue, Peak to Peak Charter School, Refunding
1,500,000	5.250%, 08/15/24 Syncora Guarantee, Inc. Insured	NR/A/NR	1,468,905

	Colorado State Higher Education Capital Construction Lease
3,000,000	5.250%, 11/01/23	Aa2/AA-/NR	3,170,520
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,679,100

	Denver, Colorado City and County COP (Botanical Gardens)
2,015,000	5.250%, 12/01/22	Aa2/AA+/AA+	2,172,694

	Denver, Colorado City and County COP (Roslyn Fire)
1,835,000	5.000%, 12/01/15 Pre-Refunded	Aa1/AA+/AA	1,891,812

	Douglas County, Colorado School District No. RE-1 Douglas & Elbert Counties COP
3,075,000	5.000%, 01/15/29	Aa2/NR/NR	3,080,658

	El Paso County, Colorado COP (Pikes Peak Regional Development Authority)
1,925,000	5.000%, 12/01/18 AMBAC Insured	NR/AA-/NR	2,008,468

	El Paso County, Colorado COP School District #49 Falcon, Series A
2,560,000	5.000%, 12/15/30 NPFG Insured	Aa3/A/NR	2,475,725

	Fort Collins, Colorado Lease COP Series A
3,020,000	4.750%, 06/01/18 AMBAC Insured	Aa1/NR/NR	3,151,008

	Fremont County, Colorado COP Refunding & Improvement Series A
2,075,000	5.000%, 12/15/18 NPFG Insured	Baa1/BBB/NR	2,118,866

	Garfield County, Colorado COP Public Library District
1,000,000	5.375%, 12/01/27	NR/A/NR	1,001,640

	Gypsum, Colorado COP
1,050,000	5.000%, 12/01/28	NR/A+/NR	1,027,047

	Northern Colorado Water Conservancy District COP
1,000,000	5.000%, 10/01/15 NPFG Insured	Baa1/AA-/NR	1,030,970

	Pueblo, Colorado COP (Police Complex Project)
2,170,000	5.500%, 08/15/22 AGMC Insured	Aa3/AA+/NR	2,331,274

	Rangeview Library District Project, Colorado COP
2,210,000	5.000%, 12/15/26 AGMC Insured	Aa3/AA+/NR	2,221,050
1,000,000	5.000%, 12/15/28 AGMC Insured	Aa3/AA+/NR	989,510

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	Aa3/AA+/NR	1,466,369

	Total Lease		48,706,136

	Sales Tax (5.6%)

	Boulder, Colorado Open Space Capital Improvement
1,630,000	5.000%, 07/15/17 NPFG Insured Pre-Refunded	Aa1/AA/NR	1,724,817

	Boulder County, Colorado Open Space Capital Improvement Series A
1,500,000	5.000%, 01/01/24 AGMC Insured	Aa3/AA+/NR	1,557,330

	Commerce City, Colorado Sales & Use Tax Revenue
1,000,000	5.000%, 08/01/21 AMBAC Insured	NR/A+/NR	1,038,230

	Golden, Colorado Sales & Use Tax
1,265,000	5.000%, 12/01/12 AMBAC Insured Pre-Refunded	NR/A/NR	1,304,164

	Gypsum County, Colorado Sales Tax & General Fund Revenue
1,690,000	5.250%, 06/01/30 AGMC Insured	NR/AA+/NR	1,707,458

	Jefferson County, Colorado Open Space Sales Tax
1,600,000	5.000%, 11/01/13 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,643,232
1,080,000	5.000%, 11/01/14 AMBAC Insured Pre-Refunded	Aa2/AA-/AA	1,109,182

	Park Meadows Business Implementation District, Colorado Shared Sales Tax Revenue Bond
1,500,000	5.300%, 12/01/27	NR/NR/NR*	1,274,955

	Steamboat Springs, Colorado Redevelopment Authority Tax Increment Refunding & Improvement, Base Area Redevelopment Project
2,575,000	4.500%, 12/01/26	A1/NR/NR	2,552,005

	Thornton, Colorado Sales Tax
1,000,000	5.000%, 09/01/14 AGMC Insured Pre-Refunded	Aa3/AA+/NR	1,019,160

	Total Sales Tax		14,930,533

	Transportation (2.3%)

	Northwest Parkway, Colorado Public Highway Authority Series A
2,515,000	5.150%, 06/15/14 AMBAC Insured Pre-Refunded	NR/NR/NR*	2,588,337

	Regional Transportation District, Colorado COP, Series A
3,500,000	5.000%, 06/01/25 AMBAC Insured	Aa3/A-/AA-	3,521,945

	Total Transportation		6,110,282

	Water & Sewer (5.6%)

	Broomfield, Colorado Sewer and Waste Water Revenue
1,985,000	5.000%, 12/01/15 AMBAC Insured	A1/NR/NR	2,048,183

	Broomfield, Colorado Water Activity Enterprise
1,500,000	5.300%, 12/01/12 NPFG Insured	Aa3/NR/NR	1,520,175
1,730,000	5.250%, 12/01/13 NPFG Insured	Aa3/NR/NR	1,752,905

	Colorado Water Resource & Power Development Authority
2,675,000	5.000%, 09/01/16 NPFG Insured	Baa1/BBB/NR	2,827,341
1,855,000	5.000%, 09/01/17 NPFG Insured	Baa1/BBB/NR	1,935,655

	Colorado Water Resource & Power Development Authority Clean Water Revenue Series A
260,000	5.000%, 09/01/12 Un-Refunded portion	Aaa/AAA/AAA	264,807

	Denver, Colorado City and County Wastewater Revenue
1,560,000	5.000%, 11/01/15 NPFG Insured	Aa2/AAA/AA+	1,654,052

	Erie, Colorado Water Enterprise Revenue, Series A
1,000,000	5.000%, 12/01/25 AGMC Insured	Aa3/NR/NR	1,042,440

	Greeley, Colorado Water Revenue
1,920,000	4.200%, 08/01/24 NPFG Insured	Aa2/AA-/NR	1,902,509

	Total Water & Sewer		14,948,067

	Miscellaneous Revenue (2.0%)

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Kent Denver School Project
1,000,000	5.000%, 10/01/30	NR/A-/NR	961,460

	Colorado Educational & Cultural Facility Authority, Independent School Revenue Refunding, Vail Mountain School Project
1,820,000	6.000%, 05/01/30	NR/BBB-/NR	1,702,392

	Colorado Educational & Cultural Facility Authority Revenue Charter School, Colorado Springs Charter Academy
3,020,000	5.250%, 07/01/28	NR/A/NR	2,718,483

	Total Miscellaneous Revenue		5,382,335

	Total Revenue Bonds		202,359,903

	Total Investments (cost $261,985,465-note b)	98.7%	263,934,616
	Other assets less liabilities	1.3	3,609,221
	Net Assets	100.0%	$267,543,837

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if  a credit rating were to be assigned by  a rating service.

		Percent of
	Portfolio Distribution By Quality Rating	Investments 1
	Aaa of Moody's or AAA of S&P or Fitch	1.0%
	Pre-Refunded Bonds 2 / Escrowed to Maturity Bonds	17.7
	Aa of Moody's or AA of S&P or Fitch	50.3
	A of Moody's or S&P or Fitch	21.8
	Baa of Moody's or BBB of S&P or Fitch	7.8
	Not rated*	1.4
		100.0%

	1 Calculated using the highest rating of the three rating services.

	2 Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATIONS:

	ACA - American Capital Assurance Financial Guaranty Corp.
	AGMC - Assured Guaranty Municipal Corp.
	AMBAC - American Municipal Bond Assurance Corp.
	CIFG - CDC IXIS Financial Guaranty
	COP - Certificates of Participation
	FGIC - Financial Guaranty Insurance Co.
	NPFG - National Public Finance Guarantee
	NR - Not Rated
	UCAR - University Corporation for Atmospheric Research

	See accompanying notes to financial statements.

TAX-FREE FUND OF COLORADO
NOTES TO FINANCIAL STATEMENTS
March 31, 2011
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At March 31, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $261,948,748 amounted to $1,985,868, which consisted of aggregate gross unrealized appreciation of $6,766,437 and aggregate gross unrealized depreciation of $4,780,569.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2011:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	263,934,616
Level 3 – Significant Unobservable Inputs	-
Total	$263,934,616
 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)           The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b)           The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND OF COLORADO

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
May 23, 2011

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
May 23, 2011